Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Contractual commitments	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 Jan 2017	551	298	2,436	1,124	364	4,773
Additions	204	87	829	820	280	2,220
Amounts utilised	(353)	(3)	(850)	(543)	(133)	(1,882)
Unused amounts reversed	(103)	(135)	(980)	(52)	(107)	(1,377)
Unwinding of discounts	—	(1)	—	—	9	8
Exchange and other movements	35	7	66	105	56	269
At 31 Dec 2017	334	253	1,501	1,454	469	4,011

At 1 Jan 2016	463	240	3,174	1,340	335	5,552
Additions	415	141	1,258	762	208	2,784
Amounts utilised	(168)	(1)	(1,831)	(680)	(118)	(2,798)
Unused amounts reversed	(115)	(97)	(165)	(94)	(96)	(567)
Unwinding of discounts	—	—	—	—	6	6
Exchange and other movements	(44)	15	—	(204)	29	(204)
At 31 Dec 2016	551	298	2,436	1,124	364	4,773

Disclosure of insurance complaints received and future claims expected

Cumulative PPI complaints received to 31 December 2017 and future claims expected
	Footnotes	Cumulative actual to 31 Dec 2017	Future expected
Inbound complaints (000s of policies)	1	1,555	363
Outbound contact (000s of policies)		685	—
Response rate to outbound contact		44%	n/a
Average uphold rate per claim	2	76%	84%
Average redress per claim ($)		2,564	3,029
Complaints to Financial Ombudsman Service (000s of policies)		144	26
Average uphold rate per Financial Ombudsman Service claim		40%	47%

1	Excludes invalid claims for which no PPI policy exists.

2	Claims include inbound and responses to outbound contact.